Borrowings - Concerning of Other Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Other borrowings	$ 14,953	$ 12,459
Fixed Rate Borrowing [Member]
Debt Instrument [Line Items]
Maturity Date Range, From	Oct. 02, 2014
Maturity Date Range, To	Dec. 21, 2017
Weighted Average Interest Rate	3.61%
Stated Interest Rate Range, From	3.48%
Stated Interest Rate Range, To	3.73%
Other borrowings	10,000	12,000
Fixed Rate Amortizing Borrowing [Member]
Debt Instrument [Line Items]
Maturity Date Range, From	Jan. 01, 2014
Maturity Date Range, To	Apr. 01, 2024
Weighted Average Interest Rate	1.42%
Stated Interest Rate Range, From	1.16%
Stated Interest Rate Range, To	7.15%
Other borrowings	$ 4,953	$ 459